Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	6 Months Ended
	Jun. 30, 2019 USD ($) yr	Jun. 30, 2018 USD ($) yr	Jun. 30, 2018 CAD ($) yr
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 1.76		$ 5.99
Share price at grant	2.84		10.79
Exercise price	$ 3.40		$ 11.97
Expected Volatility	98.43%	90.12%	90.12%
Expected Option Life | yr	3.5	3	3
Expected dividends | $
Risk free interest rate (based on government bonds)	1.61%	1.90%	1.90%